Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 34,875,779
Deposits [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	849,356
Call Money and Funds Purchased [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	803,117
Payables under Repurchase Agreements and Securities Lending Transactions [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	19,315,760
Other Short-term Borrowings and Long-term Debt [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	13,612,057
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 295,489